LICENSING AGREEMENTS (Details Narrative 1) (USD $)	12 Months Ended
Mar. 31, 2013
Milestone payments	$ 900,000
Investigational New Drug Application
Payment schedule percentage	40.00%
Completion of Phase 1
Payment schedule percentage	30.00%
Completion of Phase II
Payment schedule percentage	25.00%
New Drug Application
Payment schedule percentage	20.00%
FDA approval
Payment schedule percentage	10.00%
Filing of IND
Milestone payments	25,000
Enrollment of first patient under Phase II
Milestone payments	150,000
Enrollment of first patient under Phase III
Milestone payments	200,000
First NDA
Milestone payments	$ 250,000